Provisions - Schedule of Provisions for Payroll and Employee Benefits (Detail) - CLP ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of Other Provisions [Line Items]
Totals	$ 235,347	$ 135,090	$ 177,827
Long-term employee benefits [member]
Disclosure of Other Provisions [Line Items]
Provisions for employee benefits	9,061	9,300	9,814
Pension plan [member]
Disclosure of Other Provisions [Line Items]
Provisions for employee benefits	26,889	31,531	35,166
Retroactive unemployment plan [member]
Disclosure of Other Provisions [Line Items]
Provisions for employee benefits	297	296	334
Retirements bonus plan [member]
Disclosure of Other Provisions [Line Items]
Provisions for employee benefits	670	689	$ 687
Employee Related Provisions [member]
Disclosure of Other Provisions [Line Items]
Vacation accrual	19,420	17,207
Totals	116,274	90,739
Employee Related Provisions [member] | Long-term employee benefits [member]
Disclosure of Other Provisions [Line Items]
Provisions for employee benefits	9,061	9,300
Employee Related Provisions [member] | Pension plan [member]
Disclosure of Other Provisions [Line Items]
Provisions for employee benefits	26,889	31,531
Employee Related Provisions [member] | Retroactive unemployment plan [member]
Disclosure of Other Provisions [Line Items]
Provisions for employee benefits	297	296
Employee Related Provisions [member] | Retirements bonus plan [member]
Disclosure of Other Provisions [Line Items]
Provisions for employee benefits	670	689
Employee Related Provisions [member] | Compensation years of service (short term) [member]
Disclosure of Other Provisions [Line Items]
Provisions for employee benefits	1,034	716
Employee Related Provisions [member] | Other employee benefits [member]
Disclosure of Other Provisions [Line Items]
Provisions for employee benefits	$ 58,903	$ 31,000